INVENTORIES - Schedule of Inventories (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 575,154	$ 525,626
Work in process	15,803
Finished goods	1,215	8,805
Total	$ 592,172	$ 534,431